Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2011	653
	Additions to liabilities	14
	Liabilities settled	(21)
	Accretion expense	33
	Change in assumptions(1)	50
	Other movements	1
	Acquisition of subsidiary(2)	37
	Translation	(9)
	Balance as at December 31, 2012	758

(1)	Revisions relate to an overall average change in mine plans resulting in accelerated cash flows, change in economic assumptions, discount rates and changes in design of tailings storage facilities. These liabilities are anticipated to unwind beyond the end of the life of mine.

(2)	Acquisition of First Uranium (Pty) Limited during July 2012. See Note 3.

Schedule Of Carrying Amount And Fair Values Of Assets Held In Trust [Table Text Block]

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to rehabilitation trusts and an environmental protection bond under the Company's control. The monies in the trusts and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trusts and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trusts and bond were as follows:

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	115	119	111	114
Cash	28	28	22	22
	143	147	133	136